Business transactions (Summary of Consideration Paid in the Acquisition of Amerisur) (Details) - Amerisur Resources Limited [Member] $ in Thousands	Dec. 31, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Cash	$ 314,163
Total consideration	314,163
Property, plant and equipment (including mineral interest)	276,988
Right-of-use assets	16,674
Deferred income tax asset	4,071
Prepayment and other receivables	30,024
Trade receivables	5,964
Inventories	4,128
Other assets	5,991
Cash and cash equivalents	41,828
Lease liabilities	(17,851)
Provision for other long-term liabilities	16,519
Current income tax liability	(3,426)
Trade and other payables recognised as of acquisition date	(33,709)
Total identifiable net assets	$ 314,163